Exhibit 99.1

KPMG LLP 1676 International Drive McLean, VA 22102

Independent Accountants’ Report
on Applying Agreed-Upon Procedures

FORT CRE 2016-1 LLC

CF Trans Transferor LLC (together, the “Company”)

Natixis Securities Americas LLC

UBS Securities LLC

(collectively with the Company, the “Specified Parties”)

Re: FORT CRE 2016-1 LLC – Loan File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, solely to assist the Specified Parties with certain information pertaining to the mortgage loans and the related mortgaged properties which we were informed are intended to be included as collateral in the offering of the Notes by FORT CRE 2016-1 LLC. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were attributable to rounding.
•	The term “recomputed” means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.
•	The term “rounding” means that amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Data File” means the electronic data file provided to us by the Company on August 10, 2016 containing information with respect to 32 mortgage loans (“Mortgage Loans”) and the related 32 mortgaged properties (“Mortgaged Properties”).
•	The term “Cut-off Date” means the payment date in August 2016, as provided by the Company.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform procedures and listed in Attachment A.
•	The term “Loan File” means the copies of source documents made available by the Company and listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures and listed in Attachment B.

KPMG LLP is a Delaware limited liability partnership, the U.S. member firm of KPMG International Cooperative (“KPMG International”), a Swiss entity.

Fort CRE 2016-1 LLC August 10, 2016 Page 2 of 3

•	The term “Calculation Methodology” means the field listed in Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Instructions” means the instructions provided by the Company pertaining to a specific attribute, methodology or value and described in Attachment C.

The Company is responsible for the information contained in the Data File.

We were instructed by the Company to perform the following agreed-upon procedures on all Mortgage Loans and all related Mortgaged Properties in the Data File.

A.	We compared the Compared Attributes in the Data File to the corresponding information set forth the Loan File (subject to the Instructions). Where more than one document is indicated, we used the highest priority document that we could locate in the Loan File. The document priority is the order provided by the Company, which is summarized in Attachment A, with the highest priority document listed first.

We found such information in the Data File to be in agreement.

B.	Using (i) certain information in the Data File, (ii) the Calculation Methodology, and (iii) the Instructions, we recomputed the Recomputed Attributes in the Data File and compared the results of our recomputations to the corresponding information contained in the Data File.

We found such information in the Data File to be in agreement.

There were no conclusions that resulted from the procedures.

We were not engaged to, and did not, conduct an audit, examination or review, the objective of which would be the expression of an opinion or conclusion on the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies, instructions, assumptions and information provided to us by the Company, without verification or evaluation of such methodologies, instructions, assumptions and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, instructions, assumptions or information provided to us by the Company, (ii) the physical existence of the Mortgage Loans and Mortgaged Properties, (iii) the reliability or accuracy of the documents furnished to us by the Company which were used in our procedures, (iv) the adequacy of the disclosures in the Data File, or as to whether any of the statements expressed therein omit any material facts, or (v) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Mortgage Loans being securitized, (iii) the compliance of the originator of the Mortgage Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

Fort CRE 2016-1 LLC August 10, 2016 Page 3 of 3

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the FORT CRE 2016-1 LLC, CF Trans Transferor LLC, Natixis Securities Americas LLC and UBS Securities LLC. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

August 10, 2016

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document
Loan	Provided by the Company
Loan Type	Provided by the Company
Property Name	Provided by the Company
Property Address	Appraisal Report
Property City	Appraisal Report
Property State	Appraisal Report
Property Zip Code	Appraisal Report or USPS.com
Property County	Appraisal Report
Year Built	Appraisal Report/Engineering Report
Year Renovated	Appraisal Report/Engineering Report
Property Type	Appraisal Report
Specific Property Type	Appraisal Report
No of Units	Company Underwriting Schedule/Borrower Rent Roll
Unit of Measure	Company Underwriting Schedule/Borrower Rent Roll
Occupancy %	Company Underwriting Schedule/Borrower Rent Roll
Occupancy Source Date	Company Underwriting Schedule/Borrower Rent Roll
Loan Purpose (Acquisition, Refinance, DPO)	Settlement Statement/Loan Agreement
Assumed Loan (Y/N)	Promissory Note/Loan Agreement
Borrower Name	Promissory Note/Loan Agreement
Principals (Individuals)	Recourse Guaranty
Related Borrower (Y/N)	Recourse Guaranty
Note Date	Promissory Note/Loan Agreement
First Payment Date	Promissory Note/Loan Agreement
Annual Debt Service Payment (P&I)	Loan Agreement/Amortization Schedule
Commitment Original Balance ($)	Promissory Note/Loan Agreement
Initial Funded Amount ($)	Promissory Note/Loan Agreement
Future Funding Trigger / Requirements	Promissory Note/Loan Agreement
Cut-off Date Future Funding Remaining Balance ($)	Promissory Note/Loan Agreement/Servicer Report
Mortgage Loan Cut-off Date Balance ($)	Servicer Report/Amortization Schedule
Mortgage Loan Balloon Payment ($)	Loan Agreement/Amortization Schedule
Subordinate Debt ($)	Promissory Note/Loan Agreement/Participation

A-1

Attribute	Source Document
Initial Maturity Date	Promissory Note/Loan Agreement
Extension Options	Promissory Note/Loan Agreement
Extension Options Description	Promissory Note/Loan Agreement
First Extension Fee ($)	Promissory Note/Loan Agreement
First Extension Fee %	Promissory Note/Loan Agreement
First Extension Period (Months)	Promissory Note/Loan Agreement
First Extension Floor	Promissory Note/Loan Agreement
First Extension Cap	Promissory Note/Loan Agreement/Rate Cap Agreement/Rate Cap Confirmation
Second Extension Fee ($)	Promissory Note/Loan Agreement
Second Extension Fee %	Promissory Note/Loan Agreement
Second Extension Period (Months)	Promissory Note/Loan Agreement
Second Extension Floor	Promissory Note/Loan Agreement
Second Extension Cap	Promissory Note/Loan Agreement/Rate Cap Agreement/Rate Cap Confirmation
Third Extension Fee ($)	Promissory Note/Loan Agreement
Third Extension Fee %	Promissory Note/Loan Agreement
Third Extension Period (Months)	Promissory Note/Loan Agreement
Third Extension Floor	Promissory Note/Loan Agreement
Third Extension Cap	Promissory Note/Loan Agreement/Rate Cap Agreement/Rate Cap Confirmation
Exit Fee ($)	Promissory Note/Loan Agreement
Exit Fee %	Promissory Note/Loan Agreement
Fully Extended Maturity Date	Promissory Note/Loan Agreement
Rate Type	Promissory Note/Loan Agreement
Index for Floating Rate	Promissory Note/Loan Agreement
Mortgage Loan Cut-off Date Gross Margin	Promissory Note/Loan Agreement
Fully Funded Mortgage Loan Margin %	Promissory Note/Loan Agreement
Rounding Factor	Promissory Note/Loan Agreement
Time of Rounding (Before Spread, After Spread)	Promissory Note/Loan Agreement
Rounding Direction	Promissory Note/Loan Agreement
Lookback Period	Promissory Note/Loan Agreement
Mortgage Rate Floor	Promissory Note/Loan Agreement
LIBOR Cap Provider	Rate Cap Agreement/Rate Cap Confirmation

A-2

Attribute	Source Document
LIBOR Cap Provider Rating	Provided by the Company
LIBOR Cap Strike Price %	Promissory Note/Loan Agreement/Rate Cap Agreement/Rate Cap Confirmation
LIBOR Cap Expiration	Promissory Note/Loan Agreement/Rate Cap Agreement/Rate Cap Confirmation
B Note / Mezz Loan %	Promissory Note/Loan Agreement
Interest Accrual Basis	Promissory Note/Loan Agreement
Interest Rate Change	Promissory Note/Loan Agreement
Interest Rate Change Amount	Promissory Note/Loan Agreement
Interest Rate Change Trigger	Promissory Note/Loan Agreement
Grace Period Default (Days)	Promissory Note/Loan Agreement
Grace Period Late (Days)	Promissory Note/Loan Agreement
Grace Period Balloon (Days)	Promissory Note/Loan Agreement
Original Prepayment Provision	Promissory Note/Loan Agreement
Remaining Prepayment Provision	Promissory Note/Loan Agreement
Partial Release and/or Partial Prepayment (Y/N)	Promissory Note/Loan Agreement
Partial Release and/or Prepayment Description	Promissory Note/Loan Agreement
Amortization Type During Initial Term	Promissory Note/Loan Agreement
Amortization Type During Extensions	Promissory Note/Loan Agreement
IO Number of Months	Promissory Note/Loan Agreement
Amort Number of Months	Promissory Note/Loan Agreement
Amortization Start Date	Promissory Note/Loan Agreement
Original Amortization Term	Promissory Note/Loan Agreement
Appraisal Valuation Date	Appraisal Report
As-Is Appraised Value	Appraisal Report
Stabilized Appraised Value	Appraisal Report
Appraisal Anticipated Stabilization Date	Appraisal Report
USPAP Appraisal (Y/N)	Appraisal Report
FIRREA Appraisal (Y/N)	Appraisal Report
Third Most Recent As Of Date	Company Underwritten Cash Flow Statement
Third Most Recent Actual Revenues	Company Underwritten Cash Flow Statement
Third Most Recent Actual Expenses	Company Underwritten Cash Flow Statement
Third Most Recent Actual NOI	Company Underwritten Cash Flow Statement

A-3

Attribute	Source Document
Third Most Recent Actual NCF	Company Underwritten Cash Flow Statement
Second Most Recent As Of Date	Company Underwritten Cash Flow Statement
Second Most Recent Actual Revenues	Company Underwritten Cash Flow Statement
Second Most Recent Actual Expenses	Company Underwritten Cash Flow Statement
Second Most Recent Actual NOI	Company Underwritten Cash Flow Statement
Second Most Recent Actual NCF	Company Underwritten Cash Flow Statement
Most Recent As Of Date	Company Underwritten Cash Flow Statement
Most Recent Actual Revenues	Company Underwritten Cash Flow Statement
Most Recent Actual Expenses	Company Underwritten Cash Flow Statement
Most Recent Actual NOI	Company Underwritten Cash Flow Statement
Most Recent Actual NCF	Company Underwritten Cash Flow Statement
Underwritten Occupancy %	Company Underwritten Cash Flow Statement
Underwritten Revenues	Company Underwritten Cash Flow Statement
Underwritten Expenses	Company Underwritten Cash Flow Statement
Underwritten NOI	Company Underwritten Cash Flow Statement
Underwritten Reserves	Company Underwritten Cash Flow Statement
Underwritten NCF	Company Underwritten Cash Flow Statement
Underwritten Stabilized Occupancy %	Company Underwritten Cash Flow Statement
Underwritten Stabilized Revenues	Company Underwritten Cash Flow Statement
Underwritten Stabilized Expenses	Company Underwritten Cash Flow Statement
Underwritten Stabilized NOI	Company Underwritten Cash Flow Statement
Underwritten Stabilized Reserves	Company Underwritten Cash Flow Statement
Underwritten Stabilized NCF	Company Underwritten Cash Flow Statement
Appraisal Stabilized Occupancy %	Company Underwritten Cash Flow Statement
Appraisal Stabilized Revenues	Company Underwritten Cash Flow Statement
Appraisal Stabilized Expenses	Company Underwritten Cash Flow Statement
Appraisal Stabilized NOI	Company Underwritten Cash Flow Statement
Appraisal Stabilized Reserves	Company Underwritten Cash Flow Statement
Appraisal Stabilized NCF	Company Underwritten Cash Flow Statement
Loan Cross Portfolio Name	Provided by the Company
Lien Position	Title Policy/Promissory Note
Full Recourse (Y/N/Partial)	Guaranty

A-4

Attribute	Source Document
Recourse Provisions	Guaranty/Loan Agreement
Recourse Carveout Guarantor	Guaranty/Loan Agreement
Title Vesting (Fee/Leasehold/Both)	Title Policy
Ground Lease Payment (Annual)	Ground Lease
Ground Lease Initial Expiration Date	Ground Lease
Ground Lease Extension (Y/N)	Ground Lease
# of Ground Lease Extension Options	Ground Lease
Ground Lease Expiration Date with Extension	Ground Lease
Type of Lockbox	Cash Management Agreement/Loan Agreement
Cash Management (Springing/In-place)	Cash Management Agreement/Loan Agreement
Lockbox Trigger Event	Cash Management Agreement/Loan Agreement
Engineering/Deferred Maintenance Escrow (Cut-off Date)	Servicer Report/Settlement Statement/Loan Agreement
Environmental Escrow (Cut-off Date)	Servicer Report/Settlement Statement/Loan Agreement
Tax Escrow (Cut-off Date)	Servicer Report/Settlement Statement/Loan Agreement
Tax Escrow (Monthly)	Servicer Report/Settlement Statement/Loan Agreement
Springing Tax Escrow Description	Servicer Report/Settlement Statement/Loan Agreement
Insurance Escrow (Cut-off Date)	Servicer Report/Settlement Statement/Loan Agreement
Insurance Escrow (Monthly)	Servicer Report/Settlement Statement/Loan Agreement
Springing Insurance Escrow Description	Servicer Report/Settlement Statement/Loan Agreement
Replacement Reserve (Cut-off Date)	Servicer Report/Settlement Statement/Loan Agreement
Replacement Reserve (Monthly)	Servicer Report/Settlement Statement/Loan Agreement
Springing Replacement Reserve Description	Settlement Statement/Loan Agreement
TI/LC Reserve (Cut-off Date)	Servicer Report/Settlement Statement/Loan Agreement
Monthly TI/LC Reserve ($)	Servicer Report/Settlement Statement/Loan Agreement
Springing TI/LC Reserve Description	Settlement Statement/Loan Agreement
Cut-off Other Reserve 1 ($)	Servicer Report/Settlement Statement/Loan Agreement
Other Escrow 1 (Monthly)	Servicer Report/Settlement Statement/Loan Agreement

A-5

Attribute	Source Document
Other (Springing) Escrow Reserve 1 Description	Settlement Statement/Loan Agreement
Cut-off Other Reserve 2 ($)	Servicer Report/Settlement Statement/Loan Agreement
Other Escrow 2 (Monthly)	Servicer Report/Settlement Statement/Loan Agreement
Other (Springing) Escrow Reserve 2 Description	Settlement Statement/Loan Agreement
Engineering Report Date	Engineering Report
Environmental Report Date (Phase I)	Phase I Environmental Report
Environmental Report Date (Phase II)	Phase II Environmental Report
Environmental Insurance (Y/N)	Promissory Note/Loan Agreement
Seismic Report Date	Seismic Report
Seismic PML %	Seismic Report/Engineering Report
Seismic Insurance Obtained if PML >= 20% (Y/N)	Seismic Report/Engineering Report
Single-Tenant (Y/N)	Underwritten Rent Roll/Borrower Rent Roll
Property Manager	Management Agreement
TIC (Y/N)	Promissory Note/Loan Agreement/TIC Agreement
Max Number of TICs	Promissory Note/Loan Agreement/TIC Agreement
Single Purpose Borrower (Y/N)	Promissory Note/Loan Agreement
Independent Director (Y/N)	Promissory Note/Loan Agreement
Borrower Non Consolidation Opinion (Y/N)	Opinion of Counsel
DST (Y/N)	Promissory Note/Loan Agreement
IDOT (Y/N)	Promissory Note/Loan Agreement
Largest Tenant Name	Underwritten Rent Roll/Borrower Rent Roll
Largest Tenant SqFt	Underwritten Rent Roll/Borrower Rent Roll
Largest Tenant Exp Date	Underwritten Rent Roll/Borrower Rent Roll
2nd Largest Tenant Name	Underwritten Rent Roll/Borrower Rent Roll
2nd Largest Tenant SqFt	Underwritten Rent Roll/Borrower Rent Roll
2nd Largest Tenant Exp Date	Underwritten Rent Roll/Borrower Rent Roll
3rd Largest Tenant Name	Underwritten Rent Roll/Borrower Rent Roll
3rd Largest Tenant SqFt	Underwritten Rent Roll/Borrower Rent Roll
3rd Largest Tenant Exp Date	Underwritten Rent Roll/Borrower Rent Roll
4th Largest Tenant Name	Underwritten Rent Roll/Borrower Rent Roll
4th Largest Tenant Sqft	Underwritten Rent Roll/Borrower Rent Roll

A-6

Attribute	Source Document
4th Largest Tenant Exp Date	Underwritten Rent Roll/Borrower Rent Roll
5th Largest Tenant Name	Underwritten Rent Roll/Borrower Rent Roll
5th Largest Tenant Sqft	Underwritten Rent Roll/Borrower Rent Roll
5th Largest Tenant Exp Date	Underwritten Rent Roll/Borrower Rent Roll

A-7

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Annual Debt Service Payment (IO)	Cut-off Date Mortgage Rate multiplied by Interest Accrual Basis multiplied by Mortgage Loan Cut-off Date Balance ($).
Annual Debt Service Payment (Cap)	Mortgage Rate Cap multiplied by Interest Accrual Basis multiplied by Mortgage Loan Cut-off Date Balance ($).
Fully Funded Annual Debt Service Payment ($)	(i) For the Mortgage Loans identified on the Data File for which the Amortization Type During Initial Term characteristic is 'Interest Only, Amortizing, Balloon' (the "Partial Interest Only Loans"), use the Annual Debt Service Payment (P&I); (ii) for the Mortgage Loans identified on the Data File for which the Amortization Type During Initial Term characteristic is 'Interest Only, Balloon' (the "Interest Only Loans"), use the sum of Cut-off Date Future Funding Remaining Balance ($) and Mortgage Loan Cut-off Date Balance ($) multiplied Interest Accrual Basis and multiplied by the Fully Funded Mortgage Loan Rate %.
Mortgage Loan % of Total Cut-off Date Balance	Mortgage Loan Cut-off Date Balance ($) divided by the aggregate Mortgage Loan Cut-off Date Balance ($) of all Mortgage Loans.
Mortgage Loan Cut-off Date Balance / Unit ($)	Mortgage Loan Cut-off Date Balance ($) divided by No of Units.
Committed Mortgage Loan Cut-off Date Balance / Unit ($)	Commitment Original Balance ($) divided by No of Units.
Mortgage Loan Balloon Payment / Unit ($)	Mortgage Loan Balloon Payment ($) divided by No of Units.
Initial Loan Term (Original)	Number of payments between and including the Initial Maturity Date and the First Payment Date.
Cut-off Date Initial Loan Term (Remaining)	Initial Loan Term (Original) minus Cut-off Date Seasoning.
Cut-off Date Seasoning	Number of payments between and including the First Payment Date and the Cut-off Date.
Fully Extended Loan Term (Original)	Number of payments between and including the Fully Extended Maturity Date and the First Payment Date.
Fully Extended Loan Term (Remaining)	Fully Extended Loan Term (Original) minus Cut-off Date Seasoning.
Cut-off Date Mortgage Rate	The sum of the Mortgage Loan Cut-off Date Gross Margin and assumed LIBOR of 0.5000% rounded by the respective Rounding Factor subject to the Mortgage Rate Floor and Mortgage Rate Cap.

B-1

Attribute	Calculation Methodology
Mortgage Rate Cap	The sum of the LIBOR Cap Strike Price % and Fully Funded Mortgage Loan Margin %.
LIBOR Floor %	Mortgage Rate Floor minus Fully Funded Mortgage Loan Margin %.
Fully Funded Mortgage Loan Rate %	The sum of the Fully Funded Mortgage Loan Margin % and assumed LIBOR of 0.5000% rounded by the respective Rounding Factor not to exceed the Mortgage Rate Cap and not to go below the Mortgage Rate Floor.
Mortgage Loan Cut-off Date (As-Is) LTV Ratio	Mortgage Loan Cut-off Date Balance ($) divided by As-Is Appraised Value.
Adjusted Cut-Off Date LTV	Mortgage Loan Cut-off Date Balance ($) minus TI/LC Reserve (Cut-off Date), Replacement Reserve (Cut-off Date), excess cash reserves, and any other funded cash reserves other than Tax Escrow (Cut-off Date), Insurance Escrow (Cut-off Date), operating, shortfall, seasonal, and/or debt service reserves (if any) as of the Cut-off Date[1], divided by As-Is Appraised Value.
Adjusted Total Debt Cut-Off Date LTV	The sum of the Commitment Original Balance ($) and Subordinate Debt ($) minus TI/LC Reserve (Cut-off Date), Replacement Reserve (Cut-off Date), excess cash reserves, and any other funded cash reserves other than Tax Escrow (Cut-off Date), Insurance Escrow (Cut-off Date), operating, shortfall, seasonal, and/or debt service reserves (if any) as of the Cut-off Date[1], divided by As-Is Appraised Value.
Committed Mortgage Loan (Stabilized) LTV Ratio	Mortgage Loan Balloon Payment ($) divided by Stabilized Appraised Value.
Maturity Date Stabilized LTV Ratio	Mortgage Loan Balloon Payment ($) divided by Stabilized Appraised Value.
Mortgage Loan Most Recent NOI DSCR	Most Recent Actual NOI divided by Annual Debt Service Payment (IO) for those Mortgage Loans that are Interest Only as of the Cut-Off Date. Most Recent Actual NOI divided by Annual Debt Service Payment (P&I) for the Mortgage Loan that is amortizing as of the Cut-Off Date.
Mortgage Loan Most Recent NCF DSCR	Most Recent Actual NCF divided by Annual Debt Service Payment (IO) for those Mortgage Loans that are Interest Only as of the Cut-Off Date. Most Recent Actual NCF divided by Annual Debt Service Payment (P&I) for the Mortgage Loan that is amortizing as of the Cut-Off Date.

For all Mortgage Loans, the TI/LC Reserve (Cut-off Date), Replacement Reserve (Cut-off Date), excess cash reserves, and any other funded cash reserves as of the Cut-off Date are obtained from the Company provided Servicer Report.

B-2

Attribute	Calculation Methodology
Cut-off Date Mortgage Loan Most Recent NOI Debt Yield	Most Recent Actual NOI divided by Mortgage Loan Cut-off Date Balance ($).
Cut-off Date Mortgage Loan Most Recent NCF Debt Yield	Most Recent Actual NCF divided by Mortgage Loan Cut-off Date Balance ($).
Mortgage Loan Underwritten NOI DSCR	Underwritten NOI divided by Annual Debt Service Payment (IO) for those Mortgage Loans that are Interest Only as of the Cut-Off Date. Underwritten NOI divided by Annual Debt Service Payment (P&I) for the Mortgage Loan that is amortizing as of the Cut-Off Date.
Mortgage Loan Underwritten NCF DSCR	Underwritten NCF divided by Annual Debt Service Payment (IO) for those Mortgage Loans that are Interest Only as of the Cut-Off Date. Underwritten NCF divided by Annual Debt Service Payment (P&I) for the Mortgage Loan that is amortizing as of the Cut-Off Date.
Total Debt Underwritten NOI DSCR	Underwritten NOI divided by Cut-off Date Total Debt Ann Debt Service ($). Cut-off Date Total Debt Ann Debt Service ($) is recomputed as the product of (a) sum of the Commitment Original Balance ($) and Subordinate Debt ($), (b) a fraction equal to 365/360 and (c) cut-off date whole loan rate as provided by the Company.
Total Debt Underwritten NCF DSCR	Underwritten NCF divided by Cut-off Date Total Debt Ann Debt Service ($).
Cut-off Date Mortgage Loan Underwritten NOI Debt Yield	Underwritten NOI divided by Mortgage Loan Cut-off Date Balance ($).
Cut-off Date Mortgage Loan Underwritten NCF Debt Yield	Underwritten NCF divided by Mortgage Loan Cut-off Date Balance ($).
Total Debt Underwritten NOI DY	Underwritten NOI divided by the sum of the Commitment Original Balance ($) and Subordinate Debt ($).
Total Debt Underwritten NCF DY	Underwritten NCF divided by the sum of the Commitment Original Balance ($) and Subordinate Debt ($).
Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR	Underwritten Stabilized NOI divided by Fully Funded Annual Debt Service Payment ($).
Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR	Underwritten Stabilized NCF divided by Fully Funded Annual Debt Service Payment ($).
Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield	Underwritten Stabilized NOI divided by the Mortgage Loan Balloon Payment ($).
Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield	Underwritten Stabilized NCF divided by the Mortgage Loan Balloon Payment ($).

B-3

Attribute	Calculation Methodology
Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR	Appraisal Stabilized NOI divided by Fully Funded Annual Debt Service Payment ($).
Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR	Appraisal Stabilized NCF divided by Fully Funded Annual Debt Service Payment ($).
Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield	Appraisal Stabilized NOI divided by the Mortgage Loan Balloon Payment ($).
Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield	Appraisal Stabilized NCF divided by the Mortgage Loan Balloon Payment ($).

B-4

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes with the Source Document indicated as “Provided by the Company,” we were instructed by the Company to assume the attribute is accurate and not perform any procedure.

C-1